Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001318342
Entity Registrant Name	Investment Managers Series Trust
Prospectus Date	Jan. 31, 2025
Document Creation Date	Feb. 04, 2025
Document Effective Date	Feb. 05, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund
Prospectus:
Trading Symbol	IRONX